Changes in the Carrying Amount of Goodwill (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended																						12 Months Ended									12 Months Ended								12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2013 Nidec Electronics (Thailand)	Mar. 31, 2012 Nidec Electronics (Thailand)	Mar. 31, 2013 Nidec (Zhejiang)	Mar. 31, 2012 Nidec (Zhejiang)	Mar. 31, 2013 Nidec Sankyo	Mar. 31, 2012 Nidec Sankyo	Mar. 31, 2013 Nidec Copal	Mar. 31, 2012 Nidec Copal	Mar. 31, 2013 Nidec Tosok	Mar. 31, 2012 Nidec Tosok	Mar. 31, 2013 Nidec Copal Electronics	Mar. 31, 2012 Nidec Copal Electronics	Mar. 31, 2013 Nidec Techno Motor	Mar. 31, 2012 Nidec Techno Motor	Mar. 31, 2013 Nidec Motor	Mar. 31, 2012 Nidec Motor	Mar. 31, 2013 Nidec Motors & Actuators	Mar. 31, 2012 Nidec Motors & Actuators	Mar. 31, 2013 All others	Mar. 31, 2012 All others	Mar. 31, 2013 Goodwill before Accumulated Impairment	Mar. 31, 2013 Goodwill before Accumulated Impairment Nidec Electronics (Thailand)	Mar. 31, 2012 Goodwill before Accumulated Impairment Nidec Electronics (Thailand)	Mar. 31, 2013 Goodwill before Accumulated Impairment Nidec (Zhejiang)	Mar. 31, 2012 Goodwill before Accumulated Impairment Nidec (Zhejiang)	Mar. 31, 2013 Goodwill before Accumulated Impairment Nidec Sankyo	Mar. 31, 2012 Goodwill before Accumulated Impairment Nidec Sankyo	Mar. 31, 2012 Goodwill before Accumulated Impairment Nidec Copal	Mar. 31, 2013 Goodwill before Accumulated Impairment Nidec Copal	Mar. 31, 2013 Goodwill before Accumulated Impairment Nidec Tosok	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Tosok	Mar. 31, 2013 Goodwill before Accumulated Impairment Nidec Copal Electronics	Mar. 31, 2012 Goodwill before Accumulated Impairment Nidec Copal Electronics	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Copal Electronics	Mar. 31, 2013 Goodwill before Accumulated Impairment Nidec Techno Motor	Mar. 31, 2012 Goodwill before Accumulated Impairment Nidec Techno Motor	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Techno Motor	Mar. 31, 2013 Goodwill before Accumulated Impairment Nidec Motor	Mar. 31, 2012 Goodwill before Accumulated Impairment Nidec Motor	Mar. 31, 2013 Goodwill before Accumulated Impairment Nidec Motors & Actuators	Mar. 31, 2012 Goodwill before Accumulated Impairment Nidec Motors & Actuators	Mar. 31, 2013 Goodwill before Accumulated Impairment All others	Mar. 31, 2012 Goodwill before Accumulated Impairment All others
Goodwill [Line Items]
Beginning Balance	¥ 82,107	¥ 132,893	¥ 6,994	¥ 6,109	¥ 1,044	¥ 912	¥ 27,622	¥ 26,100	¥ 16,462	¥ 16,462	¥ 1,038	¥ 1,107	¥ 6,561	¥ 6,561	¥ 2,049	¥ 2,049	¥ 55,008	¥ 11,984	¥ 6,193	¥ 4,737	¥ 9,922	¥ 4,504	¥ 80,525	¥ 6,109	¥ 6,181	¥ 912	¥ 922	¥ 26,100	¥ 27,459	¥ 17,148	¥ 16,462	¥ 1,107	¥ 1,107	¥ 6,561	¥ 6,561	¥ 6,561	¥ 2,049	¥ 2,049	¥ 2,049	¥ 11,984	¥ 11,984	¥ 4,737	¥ 4,886	¥ 4,504	¥ 3,810
Acquisition	694																						41,273					1,597												34,021		870		4,785	694
Impairment loss	(2,045)																												(1,359)	(686)
Translation adjustments and Others	(231)																						11,095	885	(72)	132	(10)	(75)				(69)								9,003	0	586	(149)	633
Ending Balance	¥ 80,525	¥ 132,893	¥ 6,994	¥ 6,109	¥ 1,044	¥ 912	¥ 27,622	¥ 26,100	¥ 16,462	¥ 16,462	¥ 1,038	¥ 1,107	¥ 6,561	¥ 6,561	¥ 2,049	¥ 2,049	¥ 55,008	¥ 11,984	¥ 6,193	¥ 4,737	¥ 9,922	¥ 4,504	¥ 132,893	¥ 6,994	¥ 6,109	¥ 1,044	¥ 912	¥ 27,622	¥ 26,100	¥ 16,462	¥ 16,462	¥ 1,038	¥ 1,107	¥ 6,561	¥ 6,561	¥ 6,561	¥ 2,049	¥ 2,049	¥ 2,049	¥ 55,008	¥ 11,984	¥ 6,193	¥ 4,737	¥ 9,922	¥ 4,504